Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities	12 Months Ended
Jun. 30, 2021
Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long Term Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities
6. Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities
Accrued expenses and other current liabilities consist of the following (in millions):

	June 30, 2021	June 30, 2020
Compensation and related benefit costs	$38.9	$30.3
Customer deposits	8.1	3.1
Accrued commissions	1.1	3.7
Accrued warranty costs	6.3	5.5
Non-income taxes payable	5.0	4.9
Pension and other post-retirement obligations	0.5	0.3
Income taxes payable	3.1	9.2
Restructuring	3.1	—
Accrued professional fees related to becoming a public company	8.3	—
Other accrued expenses	9.9	7.1

	$84.3	$64.1

Deferred income taxes and other long-term liabilities consist of the following (in millions):

	June 30, 2021	June 30, 2020
Deferred income taxes	$40.1	$33.1
Pension and other post-retirement obligations, non-current	12.5	12.4
Other long-term liabilities	24.9	18.0

	$77.5	$63.5